REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about revenues [abstract]
Disclosure of detailed information about revenues [Table Text Block]
	Year Ended December 31,
	2025		2024
Gross revenue from payable metals:
Silver	$724,324	58%	$240,737	43%
Gold	409,406	32%	322,894	57%
Lead	41,023	3%	-	0%
Zinc	87,690	7%	-	0%
Copper	2,714	0%	-	0%
Gross revenue	1,265,157	100%	563,631	100%
Less: smelting and refining costs	(8,000)		(3,027)
Revenues	$1,257,157		$560,604